Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Intangible asset accumulated amortization	$ 2,395,719	$ 1,407,865
Deferred financing costs accumulated amortization	$ 734,304	$ 265,453
Redeemable preferred stock par value	$ 0.01	$ 0.01
Redeemable preferred stock authorized	423,326	423,326
Redeemable preferred stock issued	273,326	273,326
Redeemable preferred stock outstanding	273,326	273,326
Common stock par value per share	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	4,717,375	96,284
Common stock shares outstanding	4,717,375	96,284